Provisions for employee benefits (Tables)	12 Months Ended
Dec. 31, 2022
Provisions for employee benefits
Schedule of provision for employee benefits
(€ million)	December 31, 2022	December 31, 2021
Italian defined benefit plans	177	227
Foreign defined benefit plans	142	129
FISDE, foreign medical plans and other	126	162
Defined benefit plans	445	518
Other benefit plans	341	301
Provision for employee benefits	786	819

Schedule of present value of employee benefits, estimated by applying actuarial techniques

Present value of employee benefits, estimated by applying actuarial techniques, consisted of the following:

	2022						2021
(€ million)	Italian defined benefit plans	Foreign defined benefit plans	FISDE, foreign medical plans and other	Defined benefit plans	Other benefit plans	Total	Italian defined benefit plans	Foreign defined benefit plans	FISDE, foreign medical plans and other	Defined benefit plans	Other benefit plans	Total
Present value of benefit liabilities at beginning of year	227	761	162	1,150	301	1,451	258	1,140	182	1,580	268	1,848
Current service cost	1	11	3	15	52	67	1	16	3	20	49	69
Interest cost	2	24	2	28	1	29	1	24	1	26		26
Remeasurements:	(26)	(118)	(33)	(177)	(22)	(199)		(118)	(6)	(124)	(11)	(135)
- actuarial (gains) losses due to changes in demographic assumptions		9		9	(2)	7	(1)	(3)	(4)	(8)	(1)	(9)
- actuarial (gains) losses due to changes in financial assumptions	(34)	(144)	(35)	(213)	(15)	(228)	(1)	(111)	3	(109)	2	(107)
- experience (gains) losses	8	17	2	27	(5)	22	2	(4)	(5)	(7)	(12)	(19)
Past service cost and (gain) loss on settlements					127	127					107	107
Plan contributions:		1		1		1		1		1		1
- employee contributions		1		1		1		1		1		1
Benefits paid	(28)	(30)	(8)	(66)	(87)	(153)	(36)	(39)	(8)	(83)	(56)	(139)
Currency translation differences and other changes	1	(5)		(4)	(31)	(35)	3	(263)	(10)	(270)	(56)	(326)
Present value of benefit liabilities at end of year (a)	177	644	126	947	341	1,288	227	761	162	1,150	301	1,451
Plan assets at beginning of year		633		633		633		648		648		648
Interest income		18		18		18		12		12		12
Return on plan assets		(117)		(117)		(117)		(5)		(5)		(5)
Past service cost and (gains) losses settlements		(1)		(1)		(1)
Plan contributions:		14		14		14		15		15		15
- employee contributions		1		1		1		1		1		1
- employer contributions		13		13		13		14		14		14
Benefits paid		(21)		(21)		(21)		(28)		(28)		(28)
Currency translation differences and other changes		(23)		(23)		(23)		(9)		(9)		(9)
Plan assets at end of year (b)		503		503		503		633		633		633
Asset ceiling at beginning of year		1		1		1		1		1		1
Change in asset ceiling
Asset ceiling at end of year (c)		1		1		1		1		1		1
Net liability recognized at end of year (a-b+c)	177	142	126	445	341	786	227	129	162	518	301	819

Schedule of costs charged to profit and loss account and other comprehensive income
Costs charged to the profit and loss account, valued using actuarial assumptions, consisted of the following:
(€ million)	Italian defined benefit plans	Foreign defined benefit plans	FISDE, foreign medical plans and other	Defined benefit plans	Other benefit plans	Total
2022
Current service cost	1	11	3	15	52	67
Past service cost and (gains) losses on settlements					127	127
Interest cost (income), net:
- interest cost on liabilities	2	24	2	28	1	29
- interest income on plan assets		(18)		(18)		(18)
Total interest cost (income), net	2	6	2	10	1	11
- of which recognized in "Payroll and related cost"					1	1
- of which recognized in "Financial income (expense)"	2	6	2	10		10
Remeasurements for long-term plans					(22)	(22)
Administrative fees paid		1		1		1
Total	3	18	5	26	158	184
- of which recognized in "Payroll and related cost"	1	12	3	16	158	174
- of which recognized in "Financial income (expense)"	2	6	2	10		10
2021
Current service cost	1	16	3	20	49	69
Past service cost and (gains) losses on settlements					107	107
Interest cost (income), net:
- interest cost on liabilities	1	24	1	26		26
- interest income on plan assets		(12)		(12)		(12)
Total interest cost (income), net	1	12	1	14		14
- of which recognized in "Payroll and related cost"
- of which recognized in "Financial income (expense)"	1	12	1	14		14
Remeasurements for long-term plans					(11)	(11)
Total	2	28	4	34	145	179
- of which recognized in "Payroll and related cost"	1	16	3	20	145	165
- of which recognized in "Financial income (expense)"	1	12	1	14		14

Costs of defined benefit plans recognized in other comprehensive income consisted of the following:

	2022				2021
(€ million)	Italian defined benefit plans	Foreign defined benefit plans	FISDE, foreign medical plans and other	Total	Italian defined benefit plans	Foreign defined benefit plans	FISDE, foreign medical plans and other	Total
Actuarial (gains)/losses due to changes in demographic assumptions		9		9	(1)	(3)	(4)	(8)
Actuarial (gains)/losses due to changes in financial assumptions	(34)	(144)	(35)	(213)	(1)	(111)	3	(109)
Experience (gains) losses	8	17	2	27	2	(4)	(5)	(7)
Return on plan assets		117		117		5		5
Remeasurements	(26)	(1)	(33)	(60)		(113)	(6)	(119)

Schedule of plan assets

Plan assets consisted of the following:

(€ million)	Cash and cash equivalents	Equity securities	Debt securities	Real estate	Derivatives	Investment funds	Assets held by insurance company	Other	Total
December 31, 2022
Plan assets with a quoted market price	23	25	260	11	4	4	26	146	499
Plan assets without a quoted market price							4		4
	23	25	260	11	4	4	30	146	503
December 31, 2021
Plan assets with a quoted market price	95	43	299	8	3	1	23	157	629
Plan assets without a quoted market price							4		4
	95	43	299	8	3	1	27	157	633

Schedule of actuarial assumptions used in measurement of defined benefit liabilities and estimated cost

The main actuarial assumptions used in the measurement of the liabilities at year-end and in the estimate of costs expected for 2023 consisted of the following:

		Italian defined benefit plans	Foreign defined benefit plans	FISDE, foreign medical plans and other	Other benefit plans
2022
Discount rate	(%)	3.7	2.2-15.4	3.7	3.4-3.7
Rate of compensation increase	(%)	3.4	1.9-12.5
Rate of price inflation	(%)	2.4	1.2-11.5	2.4	2.4
Life expectations on retirement at age 65	(years)		13-24	24
2021
Discount rate	(%)	1.0	0.3-15.3	1.0	0.0-1.0
Rate of compensation increase	(%)	2.8	1.5-12.5
Rate of price inflation	(%)	1.8	0.7-13.3	1.8	1.8
Life expectations on retirement at age 65	(years)		13-25	24

Schedule of analysis by geographical area related to the main actuarial assumptions used in the valuation of the principal foreign defined benefit plans

The following is an analysis by geographical area related to the main actuarial assumptions used in the valuation of the principal foreign defined benefit plans:

		Euro area	Rest of Europe	Africa	Other areas	Foreign defined benefit plans
2022
Discount rate	(%)	3.5-3.8	2.2-4.8	3.8-15.4	7.0	2.2-15.4
Rate of compensation increase	(%)	1.9-3.0	3.0-4.0	1.9-12.5	5.0	1.9-12.5
Rate of price inflation	(%)	1.9-2.2	1.2-3.5	3.0-11.5	3.0	1.2-11.5
Life expectations on retirement at age 65	(years)	21-22	23-24	13-17		13-24
2021
Discount rate	(%)	0.9-1.2	0.3-1.9	3.0-15.3	6.7	0.3-15.3
Rate of compensation increase	(%)	1.5-3.0	2.5-4.0	1.9-12.5	5.0	1.5-12.5
Rate of price inflation	(%)	1.5-1.9	0.7-3.5	3.0-13.3	3.0	0.7-13.3
Life expectations on retirement at age 65	(years)	21-23	23-25	13-15		13-25

Schedule of effect of possible changes in actuarial assumptions

The effects of a possible change in the main actuarial assumptions at the end of the year are listed below:

	Discount rate		Rate of price inflation	Rate of increases in pensionable salaries	Healthcare cost trend rate	Rate of increases to pensions in payment
(€ million)	0.5% Increase	0.5% Decrease	0.5% Increase	0.5% Increase	0.5% Increase	0.5% Increase
December 31, 2022
Italian defined benefit plans	(6)	7	4
Foreign defined benefit plans	(33)	34	19	10		13
FISDE, foreign medical plans and other	(6)	7			6
Other benefit plans	(3)	3	1
December 31, 2021
Italian defined benefit plans	(9)	9	6
Foreign defined benefit plans	(49)	55	34	11		28
FISDE, foreign medical plans and other	(10)	11			10
Other benefit plans	(4)	1	1

Schedule of analysis by maturity date of the liabilities for employee benefit plans and their relative weighted average duration

The following is an analysis by maturity date of the liabilities for employee benefit plans and their relative weighted average duration:

(€ million)	Italian defined benefit plans	Foreign defined benefit plans	FISDE, foreign medical plans and other	Other benefit plans
December 31, 2022
2023	14	29	7	94
2024	13	28	7	95
2025	14	26	7	85
2026	17	35	7	30
2027	15	31	7	16
2028 and thereafter	104	(7)	91	21
Weighted average duration (years)	7.5	13.2	11.5	2.5
December 31, 2021
2022	16	23	9	83
2023	16	24	7	80
2024	18	29	7	69
2025	20	24	7	25
2026	20	25	7	11
2027 and thereafter	137	4	125	33
Weighted average duration (years)	9.8	17.6	13.6	3.1